Consolidated Statements Of Comprehensive Income (Loss) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 107,413	$ 15,429	¥ 102,277
Total revenues | ¥				¥ 84,809
Operating costs and expenses:
Cost of revenues	62,850	9,028	51,744	43,062
Selling, general and administrative	19,910	2,860	19,231	13,128
Research and development	18,346	2,635	15,772	12,928
Total operating costs and expenses	101,106	14,523	86,747	69,118
Operating profit	6,307	906	15,530	15,691
Other income:
Interest income	6,060	870	4,451	3,154
Interest expense	(2,960)	(425)	(1,883)	(1,615)
Foreign exchange gain (loss), net	(33)	(5)	(122)	(482)
Loss from equity method investments	(1,254)	(180)	(79)	(63)
Others, net	(8,460)	(1,215)	9,428	4,598
Total other income(loss), net	(6,647)	(955)	11,795	5,592
Income (loss) before income taxes	(340)	(49)	27,325	21,283
Income taxes	1,948	279	4,743	2,995
Net income (loss)	(2,288)	(328)	22,582	18,288
Less: net income (loss) attributable to noncontrolling interests	(4,345)	(624)	(4,991)	(13)
Net income attributable to Baidu, Inc.	2,057	296	27,573	18,301
Other comprehensive income (loss):
Foreign currency translation adjustments	(782)	(113)	194	803
Unrealized gains (losses) on available-for-sale investments, net of reclassification	(708)	(102)	92	1,575
Other comprehensive income (loss), net of tax	(1,490)	(215)	286	2,378
Comprehensive income (loss)	(3,778)	(543)	22,868	20,666
Less: comprehensive income (loss) attributable to noncontrolling interests and redeemable noncontrolling interests	(4,242)	(609)	(3,985)	(348)
Comprehensive income attributable to Baidu, Inc.	¥ 464	$ 66	¥ 26,853	¥ 21,014
Common Class A and Class B
Earnings per shares:
Basic | (per share)	¥ 56.84	$ 8.16	¥ 786.36	¥ 527.51
Diluted | (per share)	¥ 55.96	$ 8.04	¥ 780.27	¥ 524.08
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	34,834,497	34,834,497	34,898,589	34,725,123
Diluted	34,884,854	34,884,854	35,171,043	34,952,391
Class A Ordinary Shares
Earnings per shares:
Basic | (per share)	¥ 56.84	$ 8.16	¥ 786.36	¥ 527.51
Diluted | (per share)	¥ 55.96	$ 8.04	¥ 780.27	¥ 524.08
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	27,633,243	27,633,243	27,697,335	27,464,760
Diluted	34,884,854	34,884,854	35,171,043	34,952,391
Class A Ordinary Shares | American Depositary Shares
Earnings per shares:
Basic | (per share)	¥ 5.68	$ 0.82	¥ 78.64	¥ 52.75
Diluted | (per share)	¥ 5.60	$ 0.80	¥ 78.03	¥ 52.41
Online Marketing Services
Revenues:
Total revenues	¥ 78,093	$ 11,217	¥ 81,912
Total revenues | ¥				¥ 73,146
Others
Revenues:
Total revenues	¥ 29,320	$ 4,212	¥ 20,365
Total revenues | ¥				¥ 11,663